UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                -------------

Check here if Amendment [   ]; Amendment Number:

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
            ---------------------------------
Address:    444 Madison Avenue 24th Floor
            ---------------------------------
            New York, New York 10022
            ---------------------------------



Form 13F File Number:      028-13250


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
             ---------------------
Title:       Principal
             ---------------------
Phone:       2122472990
             ---------------------

Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz             New York, New York       August 16, 2010
------------------------            -------------------      ----------------
[Signature]                         [City, State]            [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               --------------

Form 13F Information Table Entry Total:          36
                                               --------------

Form 13F Information Table Value Total:         $323,348
                                               --------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 13F File Number Name

NONE

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        COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6  COLUMN 7          COLUMN 8

                                                        VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGER     SOLE     SHARED   NONE
APPLE INC                     COM            037833100   21,755     87,500  SH       SOLE                   87,500
APPLE INC                     COM            037833100   12,565     50,000  SH  PUT  SOLE                   50,000
BELO CORP                     COM SER A      080555105    3,286    593,190  SH       SOLE                  593,190
CBS CORP NEW                  CL B           124857202    7,129    551,800  SH       SOLE                  551,800
CBS CORP NEW                  CL A           124857103    3,200    247,500  SH  PUT  SOLE                  247,500
CINEMARK HOLDINGS INC         COM            17243V102   10,676    799,100  SH       SOLE                  799,100
COMCAST CORP NEW              COM            20030N101    7,752    435,500  SH       SOLE                  435,500
CROWN CASTLE INTL CORP        COM            228227104    7,138    193,500  SH       SOLE                  193,500
ENTROPIC COMMUNICATIONS INC   COM            29384R105    3,406    546,671  SH       SOLE                  546,671
FTI CONSULTING INC            COM            302941109    9,087    210,000  SH       SOLE                  210,000
GANNETT INC                   COM            364730101    6,434    490,000  SH       SOLE                  490,000
GANNETT INC                   COM            364730101    2,692    200,000  SH  PUT  SOLE                  200,000
GANNETT INC                   COM            364730101    4,933    366,500  SH  PUT  SOLE                  366,500
GOOGLE INC                    CL A           38259P508    5,940     13,350  SH       SOLE                   13,350
GSI COMMERCE INC              COM            36238G102   21,148    734,300  SH       SOLE                  734,300
GSI COMMERCE INC              COM            36238G102   16,900    586,800  SH  PUT  SOLE                  586,800
INTERPUBLIC GROUP COS INC     COM            460690100   15,684  2,208,978  SH       SOLE                2,208,978
LIBERTY MEDIA CORP NEW        CAP COM SER A  53071M302    3,551     84,591  SH       SOLE                   84,591
MANPOWER INC                  COM            56418H100   13,558    313,700  SH       SOLE                  313,700
MANPOWER INC                  COM            56418H100   17,380    402,500  SH  PUT  SOLE                  402,500
MEDIACOM COMMUNICATIONS CORP  CL A           58446K105   10,501  1,562,678  SH       SOLE                1,562,678
MONRO MUFFLER BRAKE INC       COM            610236101   14,012    354,468  SH       SOLE                  354,468
OMNICOM GROUP INC             COM            681919106    5,234    155,000  SH       SOLE                  155,000
PAYCHEX INC                   COM            704326107    4,934    190,000  SH  CALL SOLE                  190,000
RACKSPACE HOSTING INC         COM            750086100    7,688    448,526  SH       SOLE                  448,526
SBA COMMUNICATIONS CORP       COM            78388J106    4,946    147,650  SH       SOLE                  147,650
SHUTTERFLY INC                COM            82568P304   13,738    575,300  SH       SOLE                  575,300
SPS COMM INC                  COM            78463M107      232     20,000  SH       SOLE                   20,000
SYNCHRONOSS TECHNOLOGIES INC  COM            87157B103    7,521    413,041  SH       SOLE                  413,041
TERREMARK WORLDWIDE INC       COM NEW        881448203    2,641    355,500  SH       SOLE                  355,500
TERRESTAR CORP                COM            881451108       79    164,279  SH       SOLE                  164,279
TIME WARNER INC               COM NEW        887317303   20,148    383,406  SH       SOLE                  383,406
TIME WARNER CABLE INC         COM            88732J207   15,884    305,000  SH  PUT  SOLE                  305,500
VIACOM INC NEW                CL B           92553P201   15,246    486,000  SH       SOLE                  486,000
VITACOST COM INC              COM            92847A200    5,468    605,561  SH       SOLE                  605,561
WYNN RESORTS LTD              COM            983134107      862     11,500  SH       SOLE                   11,500

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